UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4571

Name of Registrant: Vanguard Pennsylvania Tax- Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: February 28, 2011

Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.4%)
Pennsylvania (95.2%)
1 Abington PA School District GO TOB VRDO	0.250%	3/7/11 LOC	14,920	14,920
Allegheny County PA GO	5.250%	5/1/11 (Prere.)	3,000	3,025
Allegheny County PA GO VRDO	0.260%	3/7/11 LOC	37,295	37,295
Allegheny County PA GO VRDO	0.260%	3/7/11 LOC	14,455	14,455
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.200%	3/1/11	101,420	101,420
Allegheny County PA Higher Education Building
Authority University Revenue (Point Park
University) VRDO	0.250%	3/7/11 LOC	15,300	15,300
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.260%	3/7/11	76,695	76,695
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) VRDO	0.210%	3/7/11 LOC	34,600	34,600
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for BlindChildren) PUT	0.700%	7/1/11	14,500	14,500
Beaver County PA Industrial Development
AuthorityEnvironmental Improvement
Revenue (BASF Corp. Project) VRDO	0.410%	3/7/11	8,300	8,300
Beaver County PA Industrial Development
AuthorityPollution Control Revenue
(FirstEnergy Nuclear Generation Corp.
Project) VRDO	0.230%	3/1/11 LOC	5,600	5,600
Beaver County PA Industrial Development
AuthorityPollution Control Revenue
(FirstEnergy Nuclear Generation Corp.
Project) VRDO	0.230%	3/7/11 LOC	53,900	53,900
Beaver County PA Industrial Development
AuthorityPollution Control Revenue
(FirstEnergy Nuclear Generation Corp.
Project) VRDO	0.240%	3/7/11 LOC	60,500	60,500
Beaver County PA Industrial Development
AuthorityPollution Control Revenue
(Metropolitan Edison Co. Project) VRDO	0.250%	3/7/11 LOC	10,000	10,000
Berks County PA Industrial Development
Authority Revenue (Kutztown University)
VRDO	0.250%	3/7/11 LOC	13,040	13,040
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
PUT	0.460%	7/14/11	10,650	10,650
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.270%	3/7/11	9,750	9,750
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.270%	3/7/11	98,990	98,990

Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
VRDO	0.260%	3/7/11	24,300	24,300
1 Bethlehem PA Area School District GO TOB
VRDO	0.260%	3/7/11 LOC	6,990	6,990
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.190%	3/7/11 LOC	40,935	40,935
Butler County PA General Authority Revenue
(Hampton Township School District Project)
VRDO	0.300%	3/7/11 (4)	21,120	21,120
Butler County PA General Authority Revenue
(Hampton Township School District Project)
VRDO	0.300%	3/7/11 (4)	7,445	7,445
Cambria County PA Industrial Development
Authority Revenue (American National Red
Cross) VRDO	0.250%	3/7/11 LOC	15,045	15,045
Chambersburg PA Authority Revenue (Wilson
College Project) VRDO	0.320%	3/7/11 LOC	31,180	31,180
Chester County PA Industrial Development
Authority Revenue (Archdiocese of
Philadelphia) VRDO	0.210%	3/1/11 LOC	6,050	6,050
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)
VRDO	0.240%	3/7/11 LOC	9,900	9,900
1 Chester County PA Industrial Development
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc.Project) TOB VRDO	0.310%	3/7/11 (13)	15,935	15,935
Dallastown PA Area School District GO VRDO	0.310%	3/7/11 (4)	6,500	6,500
Dauphin County PA General Authority Hospital
Revenue (Reading Hospital & Medical Center
Project) VRDO	0.270%	3/7/11	6,205	6,205
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.250%	3/7/11 LOC	10,855	10,855
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.200%	3/7/11	29,545	29,545
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.210%	3/1/11	3,900	3,900
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.220%	3/7/11	7,395	7,395
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.220%	3/7/11	32,100	32,100
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.220%	3/7/11	11,630	11,630
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.310%	3/7/11 (13)	4,000	4,000

Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.220%	3/7/11	17,250	17,250
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.220%	3/7/11	7,555	7,555
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.240%	3/7/11	21,675	21,675
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.240%	3/7/11	20,000	20,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.240%	3/7/11	14,900	14,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.190%	3/7/11 LOC	14,985	14,985
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.270%	3/7/11 LOC	15,000	15,000
1 Downingtown PA Area School District GO TOB
VRDO	0.260%	3/7/11	8,800	8,800
Emmaus PA General Authority Revenue VRDO	0.250%	3/7/11 LOC	4,800	4,800
Emmaus PA General Authority Revenue VRDO	0.250%	3/7/11 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.250%	3/7/11 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.250%	3/7/11 LOC	9,600	9,600
Emmaus PA General Authority Revenue VRDO	0.250%	3/7/11 LOC	4,300	4,300
Emmaus PA General Authority Revenue VRDO	0.250%	3/7/11 LOC	13,600	13,600
Emmaus PA General Authority Revenue VRDO	0.250%	3/7/11 LOC	5,485	5,485
Emmaus PA General Authority Revenue VRDO	0.250%	3/7/11 LOC	4,000	4,000
Emmaus PA General Authority Revenue VRDO	0.260%	3/7/11 LOC	90,700	90,700
Fayette County PA Hospital Authority Revenue
(Fayette Regional Health System) VRDO	0.220%	3/7/11 LOC	14,500	14,500
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	0.200%	3/1/11	15,000	15,000
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.170%	3/1/11	12,400	12,400
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.190%	3/1/11	10,525	10,525
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.260%	3/7/11	11,250	11,250
Haverford Township PA School District GO
VRDO	0.240%	3/7/11 LOC	5,000	5,000
Lancaster County PA Convention Center
Authority Revenue (Hotel Room Rental Tax)
VRDO	0.250%	3/7/11 LOC	39,670	39,670
Lancaster County PA Convention Center
Authority Revenue (Hotel Room Rental Tax)
VRDO	0.250%	3/7/11 LOC	1,500	1,500
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General
Hospital) VRDO	0.230%	3/1/11 LOC	3,300	3,300
Lehigh County PA General Purpose Hospital
Authority Revenue (Good Shephard Group)
VRDO	0.250%	3/7/11 LOC	10,625	10,625

Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) VRDO	0.210%	3/1/11 (12)	27,705	27,705
Lehigh County PA General Purpose Hospital
Authority Revenue (Muhlenberg College)
VRDO	0.260%	3/7/11 LOC	28,755	28,755
Lower Merion PA School District GO VRDO 0.240%		3/7/11 LOC	11,960	11,960
Lower Merion PA School District GO VRDO 0.240%		3/7/11 LOC	6,500	6,500
1 Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.) TOB
VRDO	0.320%	3/7/11 (13)	5,000	5,000
Manheim Township PA School District GO
VRDO	0.300%	3/7/11 (4)	11,845	11,845
Montgomery County PA Industrial Development
Authority Revenue (Friends' Central School
Project) VRDO	0.250%	3/7/11 LOC	2,615	2,615
1 Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)TOB VRDO	0.270%	3/7/11	11,850	11,850
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.260%	3/7/11 LOC	59,425	59,425
1 Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) TOB VRDO	0.260%	3/7/11	17,605	17,605
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.240%	3/7/11	19,290	19,290
1 Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) TOB VRDO	0.250%	3/7/11 LOC	21,370	21,370
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.260%	3/7/11	6,200	6,200
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.510%	3/7/11 LOC	25,000	25,000
1 Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) TOB VRDO 0.260%		3/7/11 LOC	9,995	9,995
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PSEG
Power LLC Project) VRDO	0.260%	3/7/11 LOC	28,000	28,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.280%	3/7/11 LOC	5,000	5,000
Pennsylvania Economic Development Financing
Authority Revenue (Wenger's Feed Mill)
VRDO	0.470%	3/7/11 LOC	5,670	5,670
Pennsylvania Economic Development Financing
Authority Revenue (Wenger's Feed Mill)
VRDO	0.470%	3/7/11 LOC	5,190	5,190
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB PUT 0.480%		8/18/11	7,495	7,495
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO 0.270%		3/7/11 (13)	9,900	9,900

Pennsylvania GO	5.000%	3/1/11	14,735	14,735
Pennsylvania GO	2.000%	5/1/11	37,905	38,013
Pennsylvania GO	5.000%	8/1/11	4,900	4,996
Pennsylvania GO	5.000%	8/1/11	5,000	5,098
Pennsylvania GO	5.000%	8/1/11	17,000	17,332
Pennsylvania GO	5.000%	10/1/11	3,250	3,339
Pennsylvania GO	5.000%	11/1/11	1,250	1,288
Pennsylvania GO	5.000%	2/15/12	20,525	21,432
Pennsylvania GO TOB PUT	0.290%	3/2/11	25,000	25,000
1 Pennsylvania GO TOB VRDO	0.250%	3/7/11	11,495	11,495
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College) PUT	0.430%	2/2/12	7,500	7,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.210%	3/1/11 LOC	29,825	29,825
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.260%	3/7/11 LOC	11,995	11,995
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
VRDO	0.240%	3/7/11 LOC	46,720	46,720
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.220%	3/7/11 LOC	10,950	10,950
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	2.000%	6/15/11	4,645	4,667
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)
VRDO	0.220%	3/7/11 LOC	7,795	7,795
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)
VRDO	0.240%	3/7/11 LOC	14,000	14,000
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.260%	3/7/11	6,400	6,400
Pennsylvania Housing Finance Agency Rental
Housing Revenue (Section 8 Assisted) VRDO	0.250%	3/7/11	11,010	11,010
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.320%	3/7/11	4,855	4,855
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.240%	3/7/11 LOC	12,715	12,715
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.240%	3/7/11 LOC	10,000	10,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.240%	3/7/11 LOC	8,850	8,850
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.240%	3/7/11 LOC	11,700	11,700
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.260%	3/7/11 LOC	27,395	27,395
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.260%	3/7/11 LOC	15,420	15,420
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.260%	3/7/11 LOC	5,320	5,320
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.330%	3/7/11	14,975	14,975
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.350%	3/7/11	30,000	30,000

Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	4.000%	6/15/11	3,000	3,032
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.260%	3/7/11	5,050	5,050
Pennsylvania State University Revenue PUT	0.400%	6/1/11	23,400	23,400
1 Pennsylvania State University Revenue TOB
VRDO	0.250%	3/7/11 LOC	48,965	48,965
1 Pennsylvania State University Revenue TOB
VRDO	0.260%	3/7/11	6,095	6,095
1 Pennsylvania State University Revenue TOB
VRDO	0.260%	3/7/11	5,500	5,500
Pennsylvania Turnpike Commission Revenue	5.375%	7/15/11 (Prere.)	1,505	1,548
Pennsylvania Turnpike Commission Revenue	5.375%	7/15/11 (Prere.)	2,500	2,572
Pennsylvania Turnpike Commission Revenue	5.375%	7/15/11 (Prere.)	1,000	1,029
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.360%	3/7/11 (12)	4,325	4,325
1 Philadelphia PA Airport Revenue TOB VRDO	0.460%	3/7/11 (4)	7,000	7,000
Philadelphia PA Airport Revenue VRDO	0.260%	3/7/11 LOC	70,615	70,615
Philadelphia PA Authority Industrial
Development Revenue (Greater Philadelphia
Health Action Project) VRDO	0.490%	3/7/11 LOC	8,635	8,635
Philadelphia PA Authority Industrial
Development Revenue (Inglis House Project)
VRDO	0.250%	3/7/11	10,500	10,500
Philadelphia PA Gas Works Revenue	5.250%	8/1/11 (Prere.)	8,000	8,168
Philadelphia PA Gas Works Revenue VRDO	0.230%	3/7/11 LOC	21,100	21,100
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	7,460	7,474
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	4,775	4,784
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	9,155	9,172
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	2,135	2,139
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	3/1/11	2,600	2,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	3/1/11	4,100	4,100
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Revenue (Wills Eye
Hospital Project) VRDO	0.280%	3/7/11 LOC	11,115	11,115
1 Philadelphia PA Industrial Development
Authority Lease Revenue (Fox Chase Cancer
Center) TOB VRDO	0.260%	3/7/11 LOC	22,800	22,800
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.270%	3/7/11 LOC	69,800	69,800
Philadelphia PA Industrial Development
Authority Revenue (William Penn Charter
School) VRDO	0.250%	3/7/11 LOC	4,800	4,800
Philadelphia PA School District GO VRDO	0.190%	3/7/11 LOC	46,200	46,200
Philadelphia PA School District GO VRDO	0.220%	3/7/11 LOC	20,000	20,000
Philadelphia PA School District GO VRDO	0.230%	3/7/11 LOC	25,000	25,000
Philadelphia PA Water & Waste Water Revenue	7.000%	6/15/11	14,685	14,954
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.270%	3/7/11 (13)	45,210	45,210

Philadelphia PA Water & Waste Water Revenue
VRDO	0.260%	3/7/11 LOC	9,630	9,630
Ridley PA School District GO VRDO	0.260%	3/7/11 LOC	10,070	10,070
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.850%	12/1/11 (Prere.)	4,860	5,104
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project) VRDO	0.280%	3/7/11 LOC	25,275	25,275
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/11	1,310	1,325
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.270%	3/7/11	9,970	9,970
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.260%	3/7/11	24,200	24,200
State Public School Building Authority
Pennsylvania School Revenue (City of
Harrisburg School District Project) VRDO	0.250%	3/7/11 LOC	24,645	24,645
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School DistrictProject) VRDO	0.240%	3/7/11	18,140	18,140
Temple University of the Commonwealth
System of Higher Education Pennsylvania
University Funding Obligation RAN	1.500%	4/6/11	60,000	60,064
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.250%	3/7/11	5,265	5,265
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	5/31/11	25,000	25,095
University of Pittsburgh PA Revenue CP	0.300%	3/3/11	12,750	12,750
University of Pittsburgh PA Revenue CP	0.280%	5/4/11	8,950	8,950
1 University of Pittsburgh PA Revenue TOB
VRDO	0.260%	3/7/11	6,660	6,660
1 University of Pittsburgh PA Revenue TOB
VRDO	0.260%	3/7/11	5,395	5,395
1 University of Pittsburgh PA Revenue TOB
VRDO	0.270%	3/7/11	6,665	6,665
Upper St. Clair Township PA GO VRDO	0.270%	3/7/11 (4)	25,030	25,030
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	0.250%	3/7/11 LOC	9,460	9,460
West Chester PA Area School District GO	2.000%	11/15/11	1,450	1,466
Wilkes-Barre PA Finance Authority College
Revenue (King's College Project) VRDO	0.250%	3/7/11 LOC	10,455	10,455
York County PA Industrial Development
Authority Revenue (Crescent Industries Inc.
Project) VRDO	0.350%	3/7/11 LOC	4,535	4,535
York County PA TRAN	1.000%	4/29/11	6,950	6,957
				2,849,768
Puerto Rico (5.2%)
1 Puerto Rico Housing Finance Authority Revenue
TOB VRDO	0.260%	3/7/11	2,500	2,500
1 Puerto Rico Industrial Medical & Environmental
Pollution Control Facilities Financing Authority
Revenue (Abbott Laboratories Project) PUT	0.950%	3/1/11	8,280	8,280
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	10,000	10,454

Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,500	3,661
Puerto Rico Sales Tax Financing Corp. Revenue
PUT	5.000%	8/1/11 (Prere.)	59,225	60,377
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.260%	3/7/11	9,300	9,300
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.260%	3/7/11	600	600
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.310%	3/7/11	45,900	45,900
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.360%	3/7/11	13,855	13,855
				154,927
Total Tax-Exempt Municipal Bonds (Cost $3,004,695)				3,004,695
Total Investments (100.4%) (Cost $3,004,695)				3,004,695
Other Assets and Liabilities-Net (-0.4%)				(11,276)
Net Assets (100%)				2,993,419

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $655,475,000, representing 21.9% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).

Pennsylvania Tax-Exempt Money Market Fund

(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
Pennsylvania (97.9%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,504
Allegheny County PA GO	5.500%	5/1/11 (Prere.)	605	610
Allegheny County PA GO	5.500%	5/1/11 (Prere.)	445	449
Allegheny County PA GO	5.750%	5/1/11 (Prere.)	995	1,004
Allegheny County PA GO	5.750%	5/1/11 (Prere.)	730	737
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,645	2,850
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,000	2,155
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,880	3,103
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	3,725	4,013
Allegheny County PA GO	5.375%	11/1/16 (14)	4,100	4,330
Allegheny County PA GO	5.375%	11/1/17 (14)	3,600	3,796
Allegheny County PA GO	5.000%	11/1/29	4,000	4,003
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.125%	3/1/32	3,000	2,956
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.250%	3/1/26	4,005	4,074
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/28	1,940	1,980
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,700	1,725
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	770	775
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/13	2,000	2,154
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/14	1,500	1,646
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	25,000	27,570
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/15	2,000	2,213
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	7,000	7,675
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/18	7,000	7,329
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/23 (14)	5,745	6,513

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/26 (14)	4,625	5,048
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/27 (14)	9,325	10,085
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,000	3,952
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,800	10,494
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.260%	3/7/11	8,700	8,700
Allegheny County PA Port Authority Revenue	5.500%	3/1/14 (14)	2,355	2,380
Allegheny County PA Port Authority Revenue	5.500%	3/1/16 (14)	1,500	1,516
Allegheny County PA Port Authority Revenue	5.500%	3/1/17 (14)	2,750	2,779
2 Allegheny County PA Port Authority Revenue	5.750%	3/1/29	6,000	6,279
Allegheny County PA Sanitation Authority Sewer
Revenue	5.375%	12/1/16 (14)	3,545	3,644
Allegheny County PA Sanitation Authority Sewer
Revenue	5.500%	12/1/16 (ETM)	11,295	12,419
Allegheny County PA Sanitation Authority Sewer
Revenue	5.375%	12/1/18 (14)	15,000	15,359
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/24 (14)	6,000	6,094
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/26 (4)	4,925	5,012
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	3,554
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/32 (14)	12,000	11,379
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	1,500	1,581
Annville Cleona PA School District GO	6.000%	3/1/31 (4)	2,475	2,587
Beaver County PA Industrial Development
AuthorityPollution Control Revenue
(FirstEnergy Nuclear Generation Corp.
Project) PUT	3.000%	4/2/12	7,000	7,068
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	3,909
Berks County PA GO	0.000%	11/15/13 (14)	7,250	6,921
Berks County PA GO	0.000%	11/15/14 (14)	8,615	7,967
Berks County PA GO	0.000%	11/15/15 (14)	6,250	5,566
Berks County PA Municipal Authority Hospital
Revenue (Reading Hospital & Medical Center
Project)	5.700%	10/1/14 (14)	3,160	3,380
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	3,524
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	4,674
Bethlehem PA Area School District GO	5.375%	3/15/12 (Prere.)	7,500	7,885
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	4,480	4,768
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	6.000%	11/15/39	13,500	12,929
Bristol Borough PA School District GO	5.250%	9/1/15 (Prere.)	3,635	4,221

Bucks County PA Industrial Development
Authority Revenue (Pennswood Village
Project)	6.000%	10/1/12 (Prere.)	2,600	2,829
Catholic Health East Pennsylvania Health
Systems Revenue	5.375%	11/15/14 (Prere.)	3,000	3,419
Catholic Health East Pennsylvania Health
Systems Revenue	5.500%	11/15/14 (Prere.)	1,400	1,602
Central Bucks PA School District GO	5.000%	5/15/24	11,750	12,516
Chambersburg PA Area School District GO	5.250%	3/1/29 (14)	3,805	3,817
Chester County PA GO	5.000%	7/15/26	4,345	4,600
3 Chester County PA GO	5.000%	7/15/27	5,000	5,267
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,100
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	2,571
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	27,745
Chester County PA School Authority Revenue	5.000%	4/1/23 (2)	2,670	2,734
Chester County PA School Authority Revenue	5.000%	4/1/24 (2)	1,000	1,018
Chester County PA School Authority Revenue	5.000%	4/1/26 (2)	1,575	1,586
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	3,912
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	4,778
Coatesville PA School District GO	5.250%	8/15/14 (Prere.)	6,645	7,585
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	13,535	14,080
Cumberland County PA Municipal Authority
Retirement Community Revenue (Wesley
Affiliated Services Inc.)	7.250%	1/1/13 (Prere.)	7,360	8,293
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/27	2,700	2,371
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/36	6,750	5,503
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	2,000	1,960
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,385
Danville PA Area School District GO	5.000%	5/1/37 (4)	7,695	7,476
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.500%	8/15/28 (ETM)	9,415	11,008
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	15,000	14,198
Dauphin County PA General Authority Hospital
Revenue (Western Pennsylvania Hospital
Project)	5.500%	7/1/13 (ETM)	3,155	3,329
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group)	5.300%	12/1/27	8,905	7,574
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,000	3,926

Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/24 (14)	4,000	4,098
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,028
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,016
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	616
Delaware County PA GO	5.000%	10/1/13	2,900	3,192
Delaware County PA GO	5.000%	10/1/14	3,905	4,389
Delaware County PA GO	5.000%	10/1/16	3,240	3,733
Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Project)	4.000%	12/1/12	13,000	13,504
Delaware County PA Regional Water Quality
Control Authority Revenue	5.500%	11/1/11 (Prere.)	2,405	2,488
Delaware County PA Regional Water Quality
Control Authority Revenue	5.500%	11/1/11 (Prere.)	2,685	2,778
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/19 (14)	1,645	1,793
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	4,835	5,467
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/20 (14)	1,735	1,878
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/20 (14)	5,105	5,754
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/21 (14)	1,825	1,958
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/22 (14)	1,920	2,038
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/23 (14)	2,020	2,117
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.700%	1/1/23 (4)	8,345	8,355
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	9,822
Doylestown PA Hospital Authority Hospital
Revenue	5.000%	7/1/20 (12)	5,060	5,208
Doylestown PA Hospital Authority Hospital
Revenue	5.000%	7/1/21 (12)	3,000	3,057
Doylestown PA Hospital Authority Hospital
Revenue	5.000%	7/1/22 (12)	3,455	3,475
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,183
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	6,374
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	6,261
Erie PA School District GO	0.000%	9/1/11 (4)	5,780	5,750
Erie PA School District GO	0.000%	5/1/16 (14)(ETM)	3,175	2,813
Erie PA School District GO	0.000%	9/1/18 (4)	830	625
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,500	15,893
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	2.872%	3/1/11	11,800	11,800
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.125%	6/1/34	5,000	4,755

Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.250%	6/1/39	20,985	20,177
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.260%	3/7/11	5,225	5,225
Hazleton PA Area School District GO	5.500%	3/1/11 (14)	3,740	3,742
Hazleton PA Area School District GO	5.750%	3/1/12 (14)	1,420	1,490
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	18,245	19,977
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	3,531
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	3,057
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (3)(Prere.)	5,030	5,808
Indiana County PA Industrial Development
Authority Pollution Control Revenue (New
York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,031
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	1,892
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,778
Lake Lehman PA School District GO	0.000%	4/1/14 (14)	1,290	1,198
Lake Lehman PA School District GO	0.000%	4/1/15 (14)	1,295	1,151
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,110
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,055
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	755
Lancaster County PA GO	5.500%	11/1/16 (14)	1,025	1,074
Lancaster County PA GO	5.500%	11/1/17 (14)	1,060	1,112
Lancaster County PA GO	5.500%	11/1/18 (14)	1,120	1,170
Lancaster County PA GO	5.500%	11/1/19 (14)	1,175	1,227
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General
Hospital) VRDO	0.230%	3/1/11 LOC	12,300	12,300
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/26	4,955	4,960
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/36	12,370	11,284
Lancaster County PA Hospital Authority
Revenue (Willow Valley Retirement Project)	5.875%	6/1/21	1,000	1,007
Lancaster County PA Hospital Authority
Revenue (Willow Valley Retirement Project)	5.875%	6/1/31	6,000	6,000
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	1,135	1,186
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/27	2,775	2,806
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/37	4,000	3,847
Latrobe PA Industrial Development Authority
College Revenue (St. Vincent College Project)	5.600%	5/1/21	1,635	1,653
Latrobe PA Industrial Development Authority
College Revenue (St. Vincent College Project)	5.700%	5/1/31	2,165	2,102
Lebanon County PA Health Facilities Authority
Health Center Revenue (Good Samaritan
Hospital Project)	6.000%	11/15/35	10,500	8,460
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.375%	7/1/14 (4)	900	918

Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	7.000%	7/1/16 (14)	3,910	4,415
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/35 (4)	10,000	9,295
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) VRDO	0.210%	3/1/11 (12)	33,870	33,870
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) VRDO	0.230%	3/1/11 LOC	1,000	1,000
Lehigh County PA Industrial Development
AuthorityPollution Control Revenue (PPL
Electric UtilitiesCorp. Project)	4.750%	2/15/27 (3)	4,360	4,117
Lower Merion PA School District GO	5.000%	9/1/28	7,845	8,240
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,031
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,162
Luzerne County PA GO	0.000%	11/15/12 (Prere.)	2,360	1,844
Luzerne County PA GO	0.000%	11/15/12 (Prere.)	2,390	1,754
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,608
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	9,609
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,491
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	6,613
McKeesport PA Area School District GO	0.000%	10/1/11 (14)	1,835	1,824
McKeesport PA Area School District GO	0.000%	10/1/14 (14)	2,040	1,823
McKeesport PA Area School District GO	0.000%	10/1/15 (14)	2,040	1,723
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	3,724
McKeesport PA Area School District GO	0.000%	10/1/18 (ETM)	425	338
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	1,960
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	1,843
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.125%	1/1/37	3,000	2,625
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.250%	1/1/43	6,450	5,627
Montgomery County PA GO	5.000%	10/15/28	13,235	13,875
Montgomery County PA GO	5.000%	10/15/31	6,450	6,634
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,000	4,876
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/33	13,545	12,617
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health
East)	5.375%	11/15/14 (Prere.)	2,175	2,492
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	5,699
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	17,500	14,267
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/25 (14)	6,500	6,626

Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/26 (14)	3,550	3,601
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,331
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.250%	8/1/33	7,000	6,927
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/38	10,000	9,992
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,031
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	9,280	10,060
Mount Lebanon PA School District GO	5.000%	2/15/34	5,500	5,557
North Pocono PA School District GO	5.000%	3/15/26 (14)	4,035	4,072
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.375%	8/15/28	6,675	6,289
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,290
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	5,000	4,498
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	5.000%	11/15/39	2,595	2,564
Owen J. Roberts School District Pennsylvania
GO	5.500%	8/15/17 (4)	1,495	1,585
Parkland PA School District GO	5.375%	9/1/15 (14)	3,050	3,492
Parkland PA School District GO	5.375%	9/1/16 (14)	2,000	2,321
Pennsbury PA School District GO	5.250%	8/1/24 (4)	9,135	9,743
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co. LLC Project) 7.000%		7/15/39	7,000	7,517
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,500	8,419
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,570	5,517
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,500	4,457
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	7,500	6,808
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,203
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,313
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,313
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	8,975	8,678

Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	7,500	7,208
Pennsylvania GO	5.000%	9/1/13	1,200	1,319
Pennsylvania GO	5.000%	2/15/14	4,930	5,475
Pennsylvania GO	5.250%	7/1/15	15,000	17,192
Pennsylvania GO	5.000%	2/15/16	24,420	27,946
Pennsylvania GO	5.000%	3/15/16	11,855	13,584
Pennsylvania GO	5.000%	4/15/16	18,690	21,442
Pennsylvania GO	5.375%	7/1/16 (14)	3,025	3,538
Pennsylvania GO	5.000%	8/1/16	5,000	5,760
Pennsylvania GO	5.000%	5/1/17	30,000	34,676
Pennsylvania GO	5.000%	7/1/17	16,000	18,516
Pennsylvania GO	5.000%	8/1/17	10,000	11,578
Pennsylvania GO	5.000%	11/1/17	2,000	2,319
Pennsylvania GO	5.000%	11/1/17 (Prere.)	3,500	4,134
Pennsylvania GO	5.000%	2/15/18	12,745	14,789
Pennsylvania GO	5.000%	5/1/18	41,150	47,791
Pennsylvania GO	5.000%	5/1/19	18,520	21,518
Pennsylvania GO	5.000%	7/1/19	52,795	61,342
Pennsylvania GO	5.375%	7/1/19 (14)	9,915	11,795
Pennsylvania GO	5.000%	7/1/20	6,225	7,230
Pennsylvania GO	5.375%	7/1/21	16,000	19,020
1 Pennsylvania GO TOB VRDO	0.260%	3/7/11	4,900	4,900
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	13,170	13,054
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	4,744
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	8,813
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.653%	7/1/17 (10)	5,690	4,962
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	8,531
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,631
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,697
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	5,512
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/39	1,270	1,240
Pennsylvania Higher Educational Facilities
Authority Revenue (Kings College) PUT	5.000%	5/1/11 LOC	9,025	9,068
Pennsylvania Higher Educational Facilities
Authority Revenue (Kings College) VRDO	0.250%	3/7/11 LOC	6,165	6,165
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,011
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	3,250	2,918
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.125%	6/1/25	3,500	3,253
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.250%	6/1/32	6,350	5,649

Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/31 (10)	10,460	9,118
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/37 (10)	3,500	2,934
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/34	4,000	3,808
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,000	4,508
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.250%	3/7/11 LOC	5,100	5,100
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	12,200	12,828
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	13,241
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.375%	1/1/13 (Prere.)	4,435	4,793
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39 (2)	9,000	8,307
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/40	1,000	927
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/17	3,420	3,951
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/23	1,130	1,246
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/27	1,285	1,356
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	3,390	3,555
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/29	1,600	1,668
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/30	2,260	2,336
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24	1,250	1,249
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25	2,500	2,516
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41	4,000	4,022
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	1,375	1,520
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,082

Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/25 (12)	2,285	2,356
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/27 (12)	1,800	1,827
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/37 (12)	5,745	5,580
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/20	2,360	2,389
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/26	1,200	1,165
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.400%	7/15/36	3,000	2,822
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/39	3,000	2,638
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University PropertiesInc.)	6.000%	7/1/21	1,000	1,050
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University PropertiesInc.)	5.000%	7/1/31	3,000	2,568
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University PropertiesInc.)	5.000%	7/1/42	2,500	2,006
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,500	1,410
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.800%	4/1/28	8,000	7,706
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,355
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.400%	10/1/33	665	676
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.750%	10/1/39	5,000	4,611
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/12 (Prere.)	575	618
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/17 (2)	7,000	7,305
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (2)	7,630	7,938
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/19 (2)	10,040	10,412
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/20 (2)	4,495	4,649
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/21 (2)	8,130	8,391
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	20,000	21,496
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/20	6,000	6,809
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/21	2,000	2,237

Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/22	3,230	3,550
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	12,880	12,924
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	18,305	18,340
1 Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia) TOB VRDO	0.360%	3/7/11 (4)	12,895	12,895
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,390
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,218
Pennsylvania State University Revenue	5.000%	9/1/24	10,625	11,191
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,176
Pennsylvania State University Revenue	5.250%	8/15/25	5,360	6,131
Pennsylvania State University Revenue	5.000%	3/1/26	3,300	3,517
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,050
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	7,657
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,520
Pennsylvania State University Revenue	5.000%	9/1/34	6,325	6,335
Pennsylvania State University Revenue VRDO	0.240%	3/7/11	8,600	8,600
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/13 (Prere.)	6,000	6,659
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,046
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,022
Pennsylvania Turnpike Commission Revenue	3.000%	6/1/12 (12)	2,015	2,068
Pennsylvania Turnpike Commission Revenue	3.000%	6/1/13 (12)	2,500	2,586
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/14 (12)	1,565	1,666
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	11,375	12,447
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	17,104
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/27 (4)	4,000	4,259
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	13,065
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	9,375	9,913
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	17,610	17,727
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/32 (2)	16,000	15,794
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	18,025
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	11,930
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	7,968
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	19,595	20,793
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	7,248
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	18,000	16,740
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	49,205	46,905
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	23,314
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	6,851
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	12,000	11,474
Pennsylvania Turnpike Commission Revenue
VRDO	0.300%	3/7/11 (4)	16,200	16,200
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/13	3,260	3,490
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,045
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,101

Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	5,757
Philadelphia PA Airport Revenue	5.000%	6/15/17	1,000	1,097
Philadelphia PA Airport Revenue	5.000%	6/15/19	3,120	3,389
Philadelphia PA Airport Revenue	5.000%	6/15/20	4,670	5,034
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,102
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,120
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	8,631
Philadelphia PA Gas Works Revenue	5.375%	7/1/14 (4)	4,310	4,323
Philadelphia PA Gas Works Revenue	5.375%	7/1/16 (4)	13,280	14,945
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,000	3,241
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,182
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	11,555	13,053
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	2,647
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,122
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,374
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	7,916
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,108
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,298
Philadelphia PA GO	7.125%	7/15/38 (12)	3,500	3,830
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	3/1/11	10,880	10,880
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	3/1/11	5,600	5,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	3.630%	3/1/11	1,800	1,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	4,438
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,353
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	9,756
Philadelphia PA Redevelopment Authority
Revenue	5.500%	4/15/15 (14)	3,000	3,127
Philadelphia PA Redevelopment Authority
Revenue	5.500%	4/15/17 (14)	2,255	2,335
Philadelphia PA Redevelopment Authority
Revenue	5.500%	4/15/19 (14)	2,815	2,899
Philadelphia PA Redevelopment Authority
Revenue	5.500%	4/15/20 (14)	2,000	2,055
Philadelphia PA Redevelopment Authority
Revenue	5.500%	4/15/22 (14)	5,275	5,396
Philadelphia PA School District GO	5.250%	2/1/12 (4)	1,000	1,043
Philadelphia PA School District GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,093
Philadelphia PA School District GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,093
Philadelphia PA School District GO	5.500%	2/1/12 (4)(Prere.)	1,000	1,046
Philadelphia PA School District GO	5.500%	2/1/12 (4)(Prere.)	1,800	1,883
Philadelphia PA School District GO	5.500%	2/1/12 (4)(Prere.)	2,500	2,616
Philadelphia PA School District GO	5.625%	8/1/12 (3)(Prere.)	3,500	3,750
Philadelphia PA School District GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,071
Philadelphia PA School District GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,071
Philadelphia PA School District GO	5.250%	9/1/22	7,500	7,790
Philadelphia PA School District GO	5.250%	9/1/23	7,500	7,709

Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	4,973
Philadelphia PA School District GO	6.000%	9/1/38	20,000	20,608
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	10,000	10,987
Philadelphia PA Water & Waste Water Revenue	5.250%	11/1/16 (14)	5,040	5,337
Philadelphia PA Water & Waste Water Revenue	5.250%	11/1/17 (14)	5,460	5,799
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,078
Philadelphia PA Water & Waste Water Revenue	5.375%	11/1/19 (14)	4,155	4,395
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	4,987
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	6,770
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	6,000	5,790
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	6,658
Pittsburgh PA GO	5.500%	3/1/12 (Prere.)	2,015	2,117
Pittsburgh PA GO	5.500%	9/1/13 (2)	5,635	5,808
Pittsburgh PA GO	5.500%	9/1/14 (2)	8,415	8,903
Pittsburgh PA GO	5.500%	9/1/15 (2)	2,125	2,174
Pittsburgh PA School District GO	5.375%	9/1/14 (4)	1,755	1,940
Pittsburgh PA School District GO	5.500%	9/1/16 (4)	4,000	4,546
Pittsburgh PA School District GO	5.500%	9/1/18 (4)	2,880	3,302
Pittsburgh PA Water & Sewer Authority
Revenue	5.125%	6/1/12 (Prere.)	3,000	3,174
Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	12,170	13,551
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (ETM)	1,935	849
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	3,927
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/28 (ETM)	1,365	559
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (ETM)	4,725	1,807
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	20,000	6,259
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,014
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	962
Radnor Township PA School District GO	5.000%	2/15/35 (4)	1,665	1,672
Reading PA School District GO	0.000%	1/15/15 (14)	9,260	7,584
Reading PA School District GO	0.000%	1/15/16 (14)	9,270	7,162
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,064
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	2,225	2,336
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,480	1,559
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,425	1,501
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,515	1,596
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	2,390	2,518
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,850	1,949
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/13	520	539
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/14	500	517
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/15	530	547
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/16	835	859

Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/17	1,725	1,771
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/18	650	666
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.750%	12/1/21	775	789
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.875%	12/1/31	2,840	2,852
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	2,825
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,408
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	3,850	3,688
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/30 (4)	5,340	5,347
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/36 (4)	6,500	6,327
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30 (11)	5,000	4,916
Somerset PA Area School District GO	5.000%	3/15/25 (4)	7,090	7,339
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (6)	7,000	7,258
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	20,000	21,526
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,247
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,094
State Public School Building Authority
Pennsylvania School Revenue (Philadelphia
School District Project)	5.250%	6/1/13 (4)(Prere.)	9,280	10,196
Swarthmore Borough Authority PA College
Revenue	5.000%	9/15/30	21,000	21,666
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	6,505
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,344
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	14,871
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	10,100	10,358
Warwick PA School District GO	5.375%	8/15/11 (Prere.)	2,570	2,630
Warwick PA School District GO	5.375%	8/15/11 (Prere.)	2,435	2,492
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.125%	7/1/11 (ETM)	330	335
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.125%	7/1/11 (2)	1,510	1,533
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.125%	7/1/12 (2)	1,935	1,993
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.250%	7/1/13 (2)	2,035	2,116
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/14 (2)	1,640	1,720
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/15 (2)	2,250	2,369

Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,514
West Chester PA Area School District GO	5.000%	5/15/28 (14)	7,480	7,762
West Cornwall Township PA Municipal Authority
College Revenue (Elizabethtown College
Project)	6.000%	12/15/11 (Prere.)	2,650	2,767
West Cornwall Township PA Municipal Authority
College Revenue (Elizabethtown College
Project)	6.000%	12/15/11 (Prere.)	2,000	2,088
West Jefferson Hills PA School District GO	5.200%	8/1/11 (4)(Prere.)	1,020	1,041
West Jefferson Hills PA School District GO	5.200%	8/1/11 (4)(Prere.)	1,080	1,102
West Jefferson Hills PA School District GO	5.200%	8/1/17 (4)	935	951
West Jefferson Hills PA School District GO	5.200%	8/1/18 (4)	980	997
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,200	1,121
Westmoreland County PA Municipal Authority
Revenue	5.250%	8/15/15 (Prere.)	3,490	4,031
Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	6,890	7,950
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,348
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	2,677
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/24 (14)	4,000	1,927
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	1,010	943
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	1,990	1,823
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,015
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/37	3,000	2,552
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,036
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,125	5,168
York County PA GO	5.000%	6/1/33 (14)	6,000	6,020
York County PA Solid Waste & Refuse Authority
Revenue	5.500%	12/1/13 (14)	6,750	7,469
York County PA Solid Waste & Refuse Authority
Revenue	5.500%	12/1/14 (14)	4,050	4,561
				2,735,548
Puerto Rico (2.1%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/20	5,300	5,684
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,233
Puerto Rico GO	5.500%	7/1/18 (14)	5,000	5,209
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/19 (14)	16,000	16,589
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/23 (2)	10,000	10,035
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/30 (3)	14,905	3,814
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/31 (3)	28,695	6,697
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22	4,990	5,113

Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	12
				58,386
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/12	2,000	2,072
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,750	1,779
				3,851
Total Tax-Exempt Municipal Bonds (Cost $2,821,383)				2,797,785
Total Investments (100.1%) (Cost $2,821,383)				2,797,785
Other Assets and Liabilities-Net (-0.1%)				(1,821)
Net Assets (100%)				2,795,964

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $31,720,000, representing 1.1% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2011.
3 Securities with a value of $2,318,000 have been segregated as initial margin for open futures contracts.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).

Pennsylvania Long-Term Tax-Exempt Fund

(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,797,785	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(172)	—	—

Pennsylvania Long-Term Tax-Exempt Fund

Total	(167)	2,797,785	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	June 2011	(173)	(37,765)	(63)
5-Year United States Treasury Note	June 2011	(351)	(41,045)	(111)
10-Year United States Treasury Note	June 2011	(577)	(68,690)	(220)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2011, the cost of investment securities for tax purposes was $2,825,748,000. Net unrealized depreciation of investment securities for tax purposes was $27,963,000, consisting of unrealized gains of $46,928,000 on securities that had risen in value since their purchase and $74,891,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

VANGUARD PENNSYLVANIA TAX- FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.